Financial Risk Management (Details) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Apr. 13, 2020 $ / $	Dec. 31, 2019 COP ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 CLP ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 CHF (SFr) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 ARS ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 EUR (€) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 USD ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2019 MXN ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2018 COP ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2018 CLP ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2018 CHF (SFr) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2018 ARS ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2018 EUR (€) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2018 USD ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2018 MXN ($) $ / € $ / $ $ / $ $ / SFr $ / $ $ / $	Dec. 31, 2017 $ / $
Disclosure of nature and extent of risks arising from financial instruments
Foreign exchange rate | $ / $		18.8838	18.8838	18.8838	18.8838	18.8838	18.8838	18.8838	19.6730	19.6730	19.6730	19.6730	19.6730	19.6730	19.6730	19.7051
Assets | $								$ 290,343,800							$ 297,170,593
Liabilities | $								184,939,567							192,639,902
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments
Foreign exchange rate | $ / $	23.7001
Foreign currency risk | U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets							$ 1,258,623	23,767,585						$ 1,359,524	26,745,916
Risk exposure on liabilities							$ 5,257,954	$ 99,290,152						$ 4,569,137	$ 89,888,632
Foreign exchange rate | $ / $		18.8838	18.8838	18.8838	18.8838	18.8838	18.8838	18.8838	19.6730	19.6730	19.6730	19.6730	19.6730	19.6730	19.6730
Foreign currency risk | U.S. dollar | Long-term Debt Designated as Hedging Instrument of the Group's Investment in UHI
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on liabilities							$ 2,470,600	$ 46,653,315						$ 2,585,800	$ 50,869,542
Foreign currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets						€ 51,398		1,089,612					€ 58,869		1,325,294
Risk exposure on liabilities						€ 912		$ 19,334					€ 4,449		$ 100,159
Foreign exchange rate | $ / €		21.1995	21.1995	21.1995	21.1995	21.1995	21.1995	21.1995	22.5126	22.5126	22.5126	22.5126	22.5126	22.5126	22.5126
Foreign currency risk | Swiss francs
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets				SFr 3,071				$ 59,990			SFr 5,474				$ 109,431
Risk exposure on liabilities				SFr 4,069				$ 79,486			SFr 9,871				$ 197,331
Foreign exchange rate | $ / SFr		19.5345	19.5345	19.5345	19.5345	19.5345	19.5345	19.5345	19.9910	19.9910	19.9910	19.9910	19.9910	19.9910	19.9910
Foreign currency risk | Chilean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets			$ 110,984					$ 2,819		$ 3,102,339					$ 87,486
Risk exposure on liabilities			$ 689,094					$ 17,503		$ 3,418,223					$ 96,394
Foreign exchange rate | $ / $		0.0254	0.0254	0.0254	0.0254	0.0254	0.0254	0.0254	0.0282	0.0282	0.0282	0.0282	0.0282	0.0282	0.0282
Foreign currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets		$ 2,744,483						$ 15,918	$ 3,222,821						$ 19,337
Risk exposure on liabilities		$ 4,195,172						$ 24,332	$ 11,769,323						$ 70,616
Foreign exchange rate | $ / $		0.0058	0.0058	0.0058	0.0058	0.0058	0.0058	0.0058	0.0060	0.0060	0.0060	0.0060	0.0060	0.0060	0.0060
Foreign currency risk | Argentinean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets					$ 28,269			$ 8,916				$ 22,518			$ 11,750
Foreign exchange rate | $ / $		0.3154	0.3154	0.3154	0.3154	0.3154	0.3154	0.3154	0.5218	0.5218	0.5218	0.5218	0.5218	0.5218	0.5218
Foreign currency risk | Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets | $															$ 31,500
Risk exposure on liabilities | $															$ 11,744
Assets | $								$ 5,832
Liabilities | $								$ 3,075